REVERSALS OF IMPAIRMENT CHARGES (Details) $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($)
Impairment charges
Reversals of impairment charges	$ 361.8
Accumulated depreciation, depletion, amortization and impairment
Impairment charges
Property, plant and equipment	361.8
Land, plant and equipment
Impairment charges
Reversals of impairment charges	(361.8)
Land, plant and equipment | Accumulated depreciation, depletion, amortization and impairment
Impairment charges
Property, plant and equipment	102.4
KBM
Impairment charges
Tax expense(recovery) on impairment charge	68.2
Carrying amounts of property, plant and equipment	1,461.0
KBM | Land, plant and equipment
Impairment charges
Reversals of impairment charges	(200.7)
Tasiast Mauritanie Ltd. S.A.
Impairment charges
Tax expense(recovery) on impairment charge	0.0
Carrying amounts of property, plant and equipment	2,123.6
Tasiast Mauritanie Ltd. S.A. | Land, plant and equipment
Impairment charges
Reversals of impairment charges	$ (161.1)